Property and Equipment and Leased Assets and Lease Liabilities (Details) - Schedule of future maturities of lease liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Lease associated with:
Total	$ 113,586	$ 124,981
Up to 1 month [member]
Lease associated with:
Total	2,747	2,470
Over 1 month and up to 3 months [member]
Lease associated with:
Total	5,476	5,015
Over 3 months and up to 12 months [member]
Lease associated with:
Total	21,737	21,730
Over 1 year and up to 3 years [member]
Lease associated with:
Total	34,139	43,130
Over 3 years and up to 5 years [member]
Lease associated with:
Total	21,646	21,288
Over 5 years [member]
Lease associated with:
Total	27,841	31,348
Buildings [member]
Lease associated with:
Total	96,144	99,915
Buildings [member] | Up to 1 month [member]
Lease associated with:
Total	1,785	1,646
Buildings [member] | Over 1 month and up to 3 months [member]
Lease associated with:
Total	3,555	3,371
Buildings [member] | Over 3 months and up to 12 months [member]
Lease associated with:
Total	13,516	14,501
Buildings [member] | Over 1 year and up to 3 years [member]
Lease associated with:
Total	28,025	28,663
Buildings [member] | Over 3 years and up to 5 years [member]
Lease associated with:
Total	21,530	20,869
Buildings [member] | Over 5 years [member]
Lease associated with:
Total	27,733	30,865
ATMs [member]
Lease associated with:
Total	17,442	25,066
ATMs [member] | Up to 1 month [member]
Lease associated with:
Total	962	824
ATMs [member] | Over 1 month and up to 3 months [member]
Lease associated with:
Total	1,921	1,644
ATMs [member] | Over 3 months and up to 12 months [member]
Lease associated with:
Total	8,221	7,229
ATMs [member] | Over 1 year and up to 3 years [member]
Lease associated with:
Total	6,114	14,467
ATMs [member] | Over 3 years and up to 5 years [member]
Lease associated with:
Total	116	419
ATMs [member] | Over 5 years [member]
Lease associated with:
Total	$ 108	$ 483